Federated Hermes MDT Balanced Fund
Portfolio of Investments
October 31, 2024 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—56.4%
		Communication Services—5.2%
31,736		Alphabet, Inc., Class A	$ 5,430,347
83,798	[1]	Altice USA, Inc.	203,629
19,336	[1]	CarGurus, Inc.	599,803
21,112	[1]	Cars.com, Inc.	337,581
751	[1]	Live Nation Entertainment, Inc.	87,972
5,130		Meta Platforms, Inc.	2,911,685
203	[1]	Netflix, Inc.	153,474
8,630	[1]	ROBLOX Corp.	446,344
5,340	[1]	Spotify Technology SA	2,056,434
12,922	[1]	ZoomInfo Technologies, Inc.	142,788
		TOTAL	12,370,057
		Consumer Discretionary—4.8%
5,216		Advance Auto Parts, Inc.	186,159
9,987	[1]	Amazon.com, Inc.	1,861,577
171	[1]	AutoZone, Inc.	514,539
7,708	[1]	Cava Group, Inc.	1,029,481
1,741	[1]	DoorDash, Inc.	272,815
5,810		eBay, Inc.	334,133
7,687	[1]	Expedia Group, Inc.	1,201,555
22,641		Ford Motor Co.	232,976
43,967		Gap (The), Inc.	913,195
15,297	[1]	Goodyear Tire & Rubber Co.	122,529
644		Murphy USA, Inc.	314,562
480	[1]	O’Reilly Automotive, Inc.	553,507
3,827		PVH Corp.	376,806
4,947		Royal Caribbean Cruises, Ltd.	1,020,813
11,626	[1]	SharkNinja, Inc.	1,072,033
3,339		TJX Cos., Inc.	377,407
12,680	[1]	Under Armour, Inc., Class A	108,414
3,544		Wingstop, Inc.	1,019,573
		TOTAL	11,512,074
		Consumer Staples—3.4%
11,638		Albertsons Cos., Inc.	210,648
7,686	[1]	Bellring Brands, Inc.	505,969
271		Coca-Cola Bottling Co.	304,674
17,312		Colgate-Palmolive Co.	1,622,308
1,398		Costco Wholesale Corp.	1,222,104
20,502	[1]	Hain Celestial Group, Inc.	178,982
7,148		Kimberly-Clark Corp.	959,119
5,748		Kroger Co.	320,566
19,334	[1]	Maplebear, Inc.	852,629
2,782		PepsiCo, Inc.	462,035
10,649		Philip Morris International, Inc.	1,413,122
374	[1]	Sprouts Farmers Market, Inc.	48,033
		TOTAL	8,100,189

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—1.4%
4,211		Cheniere Energy, Inc.	$ 805,901
3,595		Devon Energy Corp.	139,055
5,408		EOG Resources, Inc.	659,560
3,041		Marathon Petroleum Corp.	442,374
3,317		Targa Resources, Inc.	553,806
1,383		TechnipFMC PLC	36,912
7,194		Weatherford International PLC	568,326
		TOTAL	3,205,934
		Financials—8.0%
4,958		Ameriprise Financial, Inc.	2,530,067
1,671	[1]	Arch Capital Group Ltd.	164,694
23,126		Bank of New York Mellon Corp.	1,742,775
1,512		Cboe Global Markets, Inc.	322,918
14,679		Corebridge Financial, Inc.	466,352
3,504	[1]	Fiserv, Inc.	693,442
1,950		Globe Life, Inc.	205,920
9,581	[1]	Green Dot Corp.	108,840
928		Hartford Financial Services Group, Inc.	102,488
15,952		Huntington Bancshares, Inc.	248,692
9,482		Interactive Brokers Group, Inc., Class A	1,446,763
969		Intercontinental Exchange, Inc.	151,038
24,198		Jackson Financial, Inc.	2,418,590
1,022		Janus Henderson Group PLC	42,219
76		Mastercard, Inc.	37,969
289		MSCI, Inc., Class A	165,077
10,570		Northern Trust Corp.	1,062,496
6,046	[1]	PayPal Holdings, Inc.	479,448
1,558		Progressive Corp., OH	378,329
19,999		Prudential Financial, Inc.	2,449,477
1,354		Ryan Specialty Group Holdings, Inc.	89,188
21,672		State Street Corp.	2,011,162
4,753		The Travelers Cos., Inc.	1,168,953
10,476		Virtu Financial, Inc.	324,337
31,056		Western Union Co.	334,163
		TOTAL	19,145,397
		Health Care—6.6%
18,269		AbbVie, Inc.	3,724,501
377	[1]	Align Technology, Inc.	77,296
398	[1]	Alnylam Pharmaceuticals, Inc.	106,103
2,821		Amgen, Inc.	903,171
7,913	[1]	AnaptysBio, Inc.	171,158
1,680	[1]	Biogen, Inc.	292,320
1,739		Cardinal Health, Inc.	188,716
3,840		Cencora, Inc.	875,827
7,681	[1]	Centene Corp.	478,219
15,524	[1]	Community Health Systems, Inc.	62,872
51,357	[1]	Elanco Animal Health, Inc.	649,153
784		Elevance Health, Inc.	318,116
208		Eli Lilly & Co.	172,586
2,527		GE HealthCare Technologies, Inc.	220,733

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
12,859		Gilead Sciences, Inc.	$ 1,142,136
1,952		Humana, Inc.	503,284
4,748	[1]	Illumina, Inc.	684,377
11,363	[1]	Incyte Genomics, Inc.	842,226
9,724		Johnson & Johnson	1,554,479
7,452		Merck & Co., Inc.	762,489
201	[1]	Molina Healthcare, Inc.	64,565
6,587	[1]	Myriad Genetics, Inc.	144,651
6,280	[1]	Nevro Corp.	34,603
5,672	[1]	Omnicell, Inc.	275,886
724		Teleflex, Inc.	145,567
1,269		The Cigna Group	399,494
337		UnitedHealth Group, Inc.	190,237
708	[1]	Vertex Pharmaceuticals, Inc.	336,994
1,841		Zoetis, Inc.	329,134
		TOTAL	15,650,893
		Industrials—5.9%
1,571		Allegion PLC	219,359
8,207		Allison Transmission Holdings, Inc.	877,000
12,831		Atmus Filtration Technologies, Inc.	499,639
5,262		Booz Allen Hamilton Holding Corp.	955,895
576		Emerson Electric Co.	62,364
2,159		GE Aerospace	370,873
7,354	[1]	GE Vernova, Inc.	2,218,408
393		Huntington Ingalls Industries, Inc.	72,689
262		Leidos Holdings, Inc.	47,988
2,095		Lennox International, Inc.	1,262,384
1,342		Manpower, Inc.	84,345
4,660		Masco Corp.	372,381
5,001		Otis Worldwide Corp.	491,098
4,839		Paycom Software, Inc.	1,011,496
17,484		Pitney Bowes, Inc.	126,060
592		Rockwell Automation, Inc.	157,892
984		Ryder System, Inc.	143,939
6,476	[1]	SPX Technologies, Inc.	929,241
656		Trane Technologies PLC	242,825
1,342		Union Pacific Corp.	311,438
24,817		Veralto Corp.	2,536,049
2,822		Verisk Analytics, Inc.	775,260
1,100		Waste Management, Inc.	237,435
		TOTAL	14,006,058
		Information Technology—15.2%
722	[1]	Adobe, Inc.	345,174
30,462		Apple, Inc.	6,881,670
2,721		Applied Materials, Inc.	494,079
5,752	[1]	AppLovin Corp.	974,331
3,985	[1]	Arista Networks, Inc.	1,539,963
4,701	[1]	Cirrus Logic, Inc.	516,264
2,931	[1]	Commvault Systems, Inc.	457,793
2,157	[1]	Datadog, Inc.	270,574

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
764		Dell Technologies, Inc.	$ 94,453
14,042	[1]	DXC Technology Co.	278,874
15,930	[1]	Fortinet, Inc.	1,253,054
20,792	[1]	GoDaddy, Inc.	3,468,106
214	[1]	Guidewire Software, Inc.	39,860
14,151		Hewlett Packard Enterprise Co.	275,803
1,224		IBM Corp.	253,025
1,213		Lam Research Corp.	90,187
2,673		Micron Technology, Inc.	266,364
15,109		Microsoft Corp.	6,139,542
2,151		NetApp, Inc.	248,032
30,024	[1]	Nutanix, Inc.	1,864,490
30,100		NVIDIA Corp.	3,996,076
1,917	[1]	ON Semiconductor Corp.	135,129
4,623		Oracle Corp.	775,924
12,640	[1]	Palantir Technologies, Inc.	525,318
11,332		Pegasystems, Inc.	900,214
533	[1]	Qorvo, Inc.	37,982
11,363		Qualcomm, Inc.	1,849,556
574		Salesforce, Inc.	167,246
1,438	[1]	ServiceNow, Inc.	1,341,640
1,690		TD SYNNEX Corp.	194,942
7,238		Vishay Intertechnology, Inc.	122,756
9,197		Xerox Holdings Corp.	75,140
4,932	[1]	Zoom Video Communications, Inc.	368,618
		TOTAL	36,242,179
		Materials—1.9%
922		Alcoa Corp.	36,963
3,051	[1]	Axalta Coating Systems Ltd.	115,694
2,792		Berry Global Group, Inc.	196,696
14,980		CRH PLC	1,429,541
7,524		FMC Corp.	488,985
1,883		Freeport-McMoRan, Inc.	84,773
4,793	[1]	Knife River Corp.	466,455
2,950		Mosaic Co./The	78,942
10,723		Newmont Corp.	487,253
539		Nucor Corp.	76,452
6,398		PPG Industries, Inc.	796,615
346		Sherwin-Williams Co.	124,134
1,682		Steel Dynamics, Inc.	219,501
		TOTAL	4,602,004
		Real Estate—3.3%
20,500		Acadia Realty Trust	502,045
6,000	[2]	Agree Realty Corp.	445,500
6,200		American Homes 4 Rent	218,488
1,850		Avalonbay Communities, Inc.	409,978
9,000		Cousins Properties, Inc.	275,670
1,800		Digital Realty Trust, Inc.	320,814
1,750		EastGroup Properties, Inc.	299,740
620		Equinix, Inc.	563,010

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
12,800		Essential Properties Realty Trust, Inc.	$ 405,632
550		Essex Property Trust, Inc.	156,123
5,000		Highwoods Properties, Inc.	167,700
2,900		Invitation Homes, Inc.	91,089
22,000		Kite Realty Group Trust	564,740
24,500		Macerich Co. (The)	458,150
16,500		Park Hotels & Resorts, Inc.	229,185
11,000		Pebblebrook Hotel Trust	131,780
1,600		ProLogis, Inc.	180,704
3,000		Simon Property Group, Inc.	507,360
11,300		Urban Edge Properties	251,312
10,700		Ventas, Inc.	700,743
6,500		VICI Properties, Inc.	206,440
5,300		Welltower, Inc.	714,864
		TOTAL	7,801,067
		Utilities—0.7%
628		Constellation Energy Corp.	165,139
1,335		Edison International	110,004
5,677		Exelon Corp.	223,106
8,253		Vistra Corp.	1,031,295
1,632		WEC Energy Group, Inc.	155,905
		TOTAL	1,685,449
		TOTAL COMMON STOCKS (IDENTIFIED COST $103,280,881)	134,321,301
		CORPORATE BONDS—10.7%
		Basic Industry - Building Materials—0.0%
$ 65,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	66,829
		Basic Industry - Chemicals—0.0%
6,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	6,222
		Basic Industry - Metals & Mining—0.1%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	202,085
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	15,435
		TOTAL	217,520
		Capital Goods - Aerospace & Defense—0.3%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	134,168
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	109,382
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	255,846
170,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	168,580
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	14,326
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.114% (CME Term SOFR 3 Month +1.996%), 2/15/2042	36,096
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	49,452
		TOTAL	767,850
		Capital Goods - Building Materials—0.1%
225,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	230,000
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	93,445
		TOTAL	323,445
		Capital Goods - Construction Machinery—0.2%
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	204,258
255,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	253,143
		TOTAL	457,401

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—0.1%
$ 60,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	$ 55,422
75,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	77,125
	TOTAL	132,547
	Communications - Cable & Satellite—0.3%
300,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	263,602
185,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	188,539
145,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	91,145
15,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	12,953
10,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	9,394
235,000	Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	238,599
	TOTAL	804,232
	Communications - Media & Entertainment—0.1%
30,000	Grupo Televisa SA, Sr. Unsecd. Note, 6.125%, 1/31/2046	27,205
200,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	202,888
	TOTAL	230,093
	Communications - Telecom Wireless—0.6%
250,000	American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	253,372
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.700%, 6/15/2026	147,350
350,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	345,265
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	298,819
180,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	177,332
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	248,005
	TOTAL	1,470,143
	Communications - Telecom Wirelines—0.2%
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	8,370
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	218,244
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	7,554
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,689
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	142,869
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	82,686
	TOTAL	464,412
	Consumer Cyclical - Automotive—0.4%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	276,832
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	297,139
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	150,438
100,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	98,469
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	178,271
10,000	Mercedes-Benz Finance NA, LLC, Co. Guarantee, 8.500%, 1/18/2031	11,844
	TOTAL	1,012,993
	Consumer Cyclical - Retailers—0.3%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	165,686
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	248,158
250,000	WalMart, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2053	227,796
	TOTAL	641,640
	Consumer Cyclical - Services—0.1%
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	124,880
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	13,870
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	9,893
	TOTAL	148,643

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—0.4%
$ 30,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	$ 28,925
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	294,680
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	290,355
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	261,738
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	14,073
	TOTAL	889,771
	Consumer Non-Cyclical - Health Care—0.3%
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	14,941
200,000	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	197,610
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	117,150
300,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	301,456
	TOTAL	631,157
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	424,887
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	12,818
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	8,820
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	13,407
	TOTAL	459,932
	Consumer Non-Cyclical - Tobacco—0.3%
245,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	253,642
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	468,857
	TOTAL	722,499
	Energy - Independent—0.2%
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	116,220
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	3,799
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	19,478
250,000	Occidental Petroleum Corp., 5.550%, 10/1/2034	246,278
125,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	136,440
	TOTAL	522,215
	Energy - Integrated—0.4%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	132,266
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	292,095
170,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	167,209
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	268,241
	TOTAL	859,811
	Energy - Midstream—0.8%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	110,534
115,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	114,541
20,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,309
115,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	113,370
10,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	10,014
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	167,724
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	21,922
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	39,446
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,431
235,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	234,650
445,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	447,430
190,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	200,071
250,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	269,587
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	64,370

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	$ 5,258
10,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,876
200,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	197,017
	TOTAL	2,030,550
	Energy - Refining—0.0%
15,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	15,147
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	12,095
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	10,509
15,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	14,802
	TOTAL	52,553
	Equipment Lease—0.1%
175,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	175,503
	Financial Institution - Banking—2.3%
350,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	351,711
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	295,505
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	199,118
15,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	14,926
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	143,427
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	248,322
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	166,946
300,000	Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	272,728
370,000	Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	372,111
15,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	14,817
75,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	76,613
195,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	208,214
30,000	Comerica, Inc., 3.800%, 7/22/2026	29,296
250,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	249,675
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	162,750
15,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	13,064
110,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	110,988
150,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	158,355
100,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	86,909
180,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	180,329
105,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	109,172
15,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	14,935
240,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	245,346
165,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	167,574
300,000	State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	303,137
10,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	8,954
160,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	160,028
300,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	308,611
300,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	310,311
250,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	207,409
10,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	9,894
200,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	202,919
10,000	Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	9,849
	TOTAL	5,413,943
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	79,011

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	$ 68,201
		TOTAL	147,212
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	226,543
		Financial Institution - Insurance - Health—0.2%
300,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	270,838
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.150%, 7/15/2034	251,981
		TOTAL	522,819
		Financial Institution - Insurance - Life—0.2%
400,000		AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	309,121
15,000	[3]	MetLife, Inc., Jr. Sub. Note, 6.400% (3-month USLIBOR +2.205%), 12/15/2036	15,690
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,898
15,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	16,956
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	53,043
		TOTAL	408,708
		Financial Institution - Insurance - P&C—0.0%
10,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	8,621
55,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	42,595
		TOTAL	51,216
		Financial Institution - REIT - Apartment—0.1%
60,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	54,178
200,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	161,278
70,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	67,586
		TOTAL	283,042
		Financial Institution - REIT - Healthcare—0.1%
185,000		Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	178,143
		Financial Institution - REIT - Office—0.0%
70,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	68,171
		Financial Institution - REIT - Other—0.0%
70,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	70,168
		Technology—0.8%
10,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	8,535
70,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	52,925
220,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	207,668
20,000		Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	18,269
171,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	173,945
110,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	104,035
5,000		Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,604
265,000		Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	263,489
250,000		L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	249,852
7,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	4,837
8,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	7,088
500,000		Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	536,632
175,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	149,959
70,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	69,060
15,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	14,182
		TOTAL	1,865,080
		Transportation - Airlines—0.0%
110,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	110,106

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—0.1%
$ 225,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.125%, 6/1/2026	$ 219,192
		Transportation - Services—0.2%
15,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	15,343
20,000		FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	17,959
210,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	214,122
125,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	124,550
		TOTAL	371,974
		Utility - Electric—1.0%
200,000		Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	134,041
90,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	84,519
70,000		Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	69,674
300,000		Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	295,219
140,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	118,669
170,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	166,351
200,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	196,303
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	108,715
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	29,658
250,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	243,747
175,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	171,146
250,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.450%, 4/1/2053	248,421
300,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	253,504
170,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	172,667
		TOTAL	2,292,634
		Utility - Other—0.0%
125,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	128,011
		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,280,693)	25,444,923
		U.S. TREASURIES—2.8%
		U.S. Treasury Bond—0.8%
340,000		United States Treasury Bond, 2.250%, 2/15/2052	218,154
125,000		United States Treasury Bond, 3.000%, 8/15/2052	94,747
50,000		United States Treasury Bond, 3.250%, 5/15/2042	42,064
225,000		United States Treasury Bond, 3.375%, 8/15/2042	192,258
800,000	[4]	United States Treasury Bond, 4.125%, 8/15/2053	751,504
475,000		United States Treasury Bond, 4.250%, 8/15/2054	456,891
		TOTAL	1,755,618
		U.S. Treasury Note—2.0%
500,000		United States Treasury Note, 2.375%, 3/31/2029	464,124
500,000		United States Treasury Note, 2.750%, 5/31/2029	470,647
550,000		United States Treasury Note, 3.125%, 8/31/2029	525,107
600,000		United States Treasury Note, 3.500%, 9/30/2029	582,869
1,625,000		United States Treasury Note, 4.000%, 7/31/2029	1,614,482
100,000		United States Treasury Note, 4.000%, 7/31/2030	99,053
55,000		United States Treasury Note, 4.000%, 2/15/2034	53,832
295,000		United States Treasury Note, 4.125%, 7/31/2028	294,621
350,000		United States Treasury Note, 4.375%, 11/30/2030	353,170
75,000		United States Treasury Note, 4.375%, 5/15/2034	75,555
300,000		United States Treasury Note, 4.625%, 4/30/2031	306,873
		TOTAL	4,840,333
		TOTAL U.S. TREASURIES (IDENTIFIED COST $6,849,545)	6,595,951

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—2.7%
		Auto Receivables—1.3%
$ 285,000		BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	$ 282,097
300,000		Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	303,333
300,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	310,303
300,000		General Motors 2024-2A, Class B, 5.350%, 3/17/2031	298,794
250,000		Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	252,404
150,000		M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	151,347
100,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	101,927
30,903		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	30,941
300,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	300,542
250,000		Santander Drive Auto Receivables Trust 2023-3, Class C, 5.770%, 11/15/2030	254,071
225,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	229,975
250,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	252,341
250,000		Toyota Auto Loan Extended Note 2023-1A, Class A, 4.930%, 6/25/2036	252,853
90,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	88,622
		TOTAL	3,109,550
		Credit Card—0.3%
345,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	346,764
400,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	371,959
		TOTAL	718,723
		Equipment Lease—0.9%
200,000		Dell Equipment Finance Trust 2023-2, Class C, 6.060%, 1/22/2029	200,615
300,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	306,602
200,000		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	201,098
337,155		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	335,594
400,000		HPEFS Equipment Trust 2024-2A, Class C, 5.520%, 10/20/2031	405,400
300,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	300,392
300,000		MMAF Equipment Finance LLC 2023-A, Class A4, 5.500%, 12/13/2038	305,302
		TOTAL	2,055,003
		Other—0.2%
225,000		PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	226,349
300,000		PFS Financing Corp. 2024-F, Class A, 4.750%, 8/15/2029	295,975
		TOTAL	522,324
		Student Loans—0.0%
155,644		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	139,893
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,542,667)	6,545,493
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.2%
		Commercial Mortgage—0.4%
150,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	155,904
190,000		Bank, Class A4, 3.488%, 11/15/2050	177,571
250,000		Barclays Commercial Mortgage S 2024-5C27, Class A2, 5.550%, 7/15/2057	252,826
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	188,073
250,000	[3]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 6.343% (CME Term SOFR 1 Month +1.593%), 11/15/2039	249,453
		TOTAL	1,023,827
		Federal Home Loan Mortgage Corporation—0.7%
1,283		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	1,309
322,035	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 6.330% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	321,349
356,797	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 6.430% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	356,656
228,428	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 6.056% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	228,209
227,910	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 6.056% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	227,744

Shares or Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation—continued
$ 250,000	Federal Home Loan Mortgage Corp. REMIC, Series K161, Class A2, 4.900%, 10/25/2033	$ 253,695
200,000	Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	203,067
	TOTAL	1,592,029
	Federal National Mortgage Association—0.0%
137	Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	135
	Non-Agency Mortgage—0.1%
5	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 8.438%, 3/25/2031	5
365,615	GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	320,042
	TOTAL	320,047
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,967,551)	2,936,038
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
	Commercial Mortgage—0.2%
200,000	BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	209,131
200,000	BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	199,424
	TOTAL	408,555
	Federal Home Loan Mortgage Corporation—0.2%
228,622	Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	212,338
350,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	337,346
	TOTAL	549,684
	Financial Institution - Banking—0.1%
300,000	Bank 2024-BNK48, Class A4, 4.775%, 8/15/2034	290,373
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,305,227)	1,248,612
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
17,943	Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	16,972
	Federal National Mortgage Association—0.1%
4,545	Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	4,656
441	Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	450
18,276	Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	17,389
32,820	Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	30,241
23,649	Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	23,085
11,475	Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	10,257
14,127	Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	12,623
5,322	Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	5,188
13,038	Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	12,249
7,350	Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	6,448
9,684	Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	8,785
11,951	Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	10,849
8,986	Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	7,855
6,157	Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	5,584
19,176	Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	16,864
8,762	Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	7,967
13,003	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	13,012
15,604	Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	15,219
19,354	Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	17,274
16,360	Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	15,491
	TOTAL	241,486
	Government National Mortgage Association—0.0%
10,991	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	10,185

Shares or Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 7,042	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	$ 6,680
	TOTAL	16,865
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $302,285)	275,323
	MUNICIPAL BOND—0.0%
30,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $32,326)	30,129
	EXCHANGE-TRADED FUNDS—5.6%
49,700	iShares Core MSCI Emerging Markets ETF	2,764,314
132,000	iShares MSCI EAFE ETF	10,457,040
	Total Exchange-Traded Funds (IDENTIFIED COST $11,697,864)	13,221,354
	INVESTMENT COMPANIES—20.3%
267,299	Bank Loan Core Fund	2,320,156
290,954	Emerging Markets Core Fund	2,551,669
12,134,301	Federated Hermes Government Obligations Fund, Premier Shares, 4.77%[5]	12,134,301
397,597	High Yield Bond Core Fund	2,246,422
2,887,319	Mortgage Core Fund	23,907,002
574,322	Project and Trade Finance Core Fund	5,122,949
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $50,269,075)	48,282,499
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $209,528,114)	238,901,623
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(715,811)
	TOTAL NET ASSETS—100%	$238,185,812
At October 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	1	$117,969	December 2024	$(6,794)
United States Treasury Notes 2-Year Long Futures	98	$20,182,641	December 2024	$(190,484)
United States Treasury Notes 5-Year Long Futures	62	$6,648,531	December 2024	$(105,569)
United States Treasury Notes 10-Year Long Futures	7	$773,281	December 2024	$(10,221)
United States Treasury Ultra Bond Long Futures	3	$376,875	December 2024	$462
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	4	$455,000	December 2024	$10,400
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(302,206)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2024, were as follows:
Affiliates	Value as of 7/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2024	Shares Held as of 10/31/2024	Dividend Income
Bank Loan Core Fund	$1,736,624	$1,943,986	$(1,351,000)	$5,799	$(15,253)	$2,320,156	267,299	$18,985
Emerging Markets Core Fund	$4,261,538	$184,685	$(1,950,000)	$(130,047)	$185,493	$2,551,669	290,954	$44,685
Federated Hermes Government Obligations Fund, Premier Shares*	$4,577,775	$57,471,485	$(49,914,959)	$—	$—	$12,134,301	12,134,301	$100,524
High Yield Bond Core Fund	$2,108,468	$120,186	$—	$17,768	$—	$2,246,422	397,597	$35,073
Mortgage Core Fund	$22,210,294	$1,940,546	$—	$(243,838)	$—	$23,907,002	2,887,319	$225,745
Project and Trade Finance Core Fund	$4,822,111	$255,419	$—	$45,419	$—	$5,122,949	574,322	$95,419
TOTAL OF AFFILIATED TRANSACTIONS	$39,716,810	$61,916,307	$(53,215,959)	$(304,899)	$170,240	$48,282,499	16,551,792	$520,431

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$441,045	$457,380

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$127,352,451	$—	$—	$127,352,451
International	6,968,850	—	—	6,968,850
Debt Securities:
Corporate Bonds	—	25,444,923	—	25,444,923
U.S. Treasuries	—	6,595,951	—	6,595,951
Asset-Backed Securities	—	6,545,493	—	6,545,493
Collateralized Mortgage Obligations	—	2,936,038	—	2,936,038
Commercial Mortgage-Backed Securities	—	1,248,612	—	1,248,612
Mortgage-Backed Securities	—	275,323	—	275,323
Municipal Bonds	—	30,129	—	30,129
Exchange-Traded Funds	13,221,354	—	—	13,221,354
Investment Company	43,159,550	—	—	43,159,550
Other Investments[1]	—	—	—	5,122,949
TOTAL SECURITIES	$190,702,205	$43,076,469	$—	$238,901,623
Other Financial Instruments:[2]
Assets	$10,862	$—	$—	$10,862
Liabilities	(313,068)	—	—	(313,068)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(302,206)	$—	$—	$(302,206)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $5,122,949 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate